--------------------------------------------------------------------------------

DAILY TAX FREE                              600 FIFTH AVENUE, NEW YORK, NY 10020
INCOME FUND, INC.                                                  (212)830-5200

================================================================================





Dear Shareholder:


We are pleased to present the annual report of Daily Tax Free Income Fund, Inc. for the year ended October 31, 2002.

The Fund had net assets of $418,615,081 and 2,841 active shareholders.

We thank you for your support and look forward to continuing to serve your cash management needs.


Sincerely,


\s\Steven W. Duff



Steven W. Duff
President








--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF NET ASSETS
OCTOBER 31, 2002

================================================================================

                                                                                                                     Ratings (a)
                                                                                                                 ----------------
    Face                                                                        Maturity              Value              Standard
   Amount                                                                         Date       Yield   (Note 1)    Moody's & Poor's
   ------                                                                         ----       -----    ------     ------- --------
Put Bonds (b) (7.01%)
------------------------------------------------------------------------------------------------------------------------------------
$  2,900,000  Clipper Tax Exempt Trust COPS - Series 2001
              Insured by MBIA Insurance Corp.                                   12/20/02     1.88%   $ 2,900,000   VMIG-1
   3,445,000  Clipper Tax Exempt Trust COPS - Series 2001-3
              Insured by MBIA Insurance Corp.                                   12/20/02     1.93      3,445,000   VMIG-1
   9,995,000  Dekalb County, GA MHRB - Series 1985L
              LOC Amsouth Bank, N.A.                                            12/01/02     2.10      9,995,000             A1+
   2,800,000  Gulf Coast Waste Disposal Authority
              (Amoco Oil Co. Project) - Series 1986                             03/01/03     1.40      2,800,000     P1      A1+
   2,225,000  Marietta, GA Housing Authority (Falls At Bells Ferry)             01/15/03     2.00      2,225,000   VMIG-1
   5,000,000  Nashville & Davidson County, TN
              (Vanderbilt University) - Series 1985A                            01/15/03     1.65      5,000,000   VMIG-1    A1+
   3,000,000  Pooled Puttable Floating Option
              Tax Exempts Receipts - Series PPT-33
              LOC Merrill Lynch and Company, Inc.                               12/26/02     1.80      3,000,000             A1+
------------                                                                                         -----------
  29,365,000  Total Put Bonds                                                                         29,365,000
------------                                                                                         -----------
Tax Exempt Commercial Paper (11.88%)
------------------------------------------------------------------------------------------------------------------------------------
$  1,000,000  Burke County, GA Development Authority
              (Oglethorpe Power Corporation) - Series 1998B
              Insured by AMBAC Indemnity Corp.                                  12/05/02     1.75%   $ 1,000,000   VMIG-1    A1+
   3,820,000  City of Jacksonville, FL                                          11/15/02     1.45      3,820,000     P1      A1
  10,000,000  City of Mount Vernon, IN
              Pollution Control and Solid Waste Disposal RB
              (General Electric Company)                                        12/10/02     1.30     10,000,000     P1      A1+
   2,700,000  Hampton, VA IDA RB
              (Sentara Health Systems) - Series 1997B                           12/04/02     1.40      2,700,000   VMIG-1    A1+
   5,200,000  Hampton, VA IDA RB
              (Sentara Health Systems) - Series 1997B                           12/05/02     1.40      5,200,000   VMIG-1    A1+
   5,900,000  Intermountain Power Agency - Series 1997                          12/04/02     1.40      5,900,000             A1
   1,000,000  Maryland Health and Higher Education Authority
              (Johns Hopkins Hospital)                                          12/10/02     1.30      1,000,000     P1      A1+
   1,000,000  San Antonio, TX Water System - Series 2001 (c)                    12/05/02     1.30      1,000,000
   2,100,000  Sarasota County, FL Public Hospital RB
              (Sarasota Memorial Hospital)
              LOC Suntrust Bank                                                 12/03/02     1.40      2,100,000   VMIG-1    A1+



--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------




================================================================================

                                                                                                                     Ratings (a)
                                                                                                                 ----------------
    Face                                                                        Maturity              Value              Standard
   Amount                                                                         Date       Yield   (Note 1)    Moody's & Poor's
   ------                                                                         ----       -----    ------     ------- --------
Tax Exempt Commercial Paper (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$  7,000,000  Shelby County, TN - Series 2000A                                  12/09/02     1.35%   $ 7,000,000     P1     A1+
   3,800,000  State of Connecticut HEFA (Yale University)                       12/03/02     1.40      3,800,000   VMIG-1   A1+
   6,195,000  Texas Technical University and Health Science                     11/26/02     1.30      6,195,000     P1     A1+
------------                                                                                         -----------
  49,715,000  Total Tax Exempt Commercial Paper                                                       49,715,000
------------                                                                                         -----------
Tax Exempt General Obligation Notes & Bonds (22.72%)
------------------------------------------------------------------------------------------------------------------------------------
$  2,040,000  Adams-Friendship, WI School District, TRAN (c)                    11/01/02     2.30%   $ 2,040,000
   5,000,000  Allegheny County, PA TRAN - Series 2002B                          12/20/02     2.15      5,007,256    MIG-1
   3,900,000  Brown Deer, WI School District TRAN (c)                           10/21/03     1.65      3,901,858
   3,000,000  Cheshire County, NH (c)                                           12/27/02     2.00      3,000,226
   4,575,000  Chicago Lakes, MN Independent
              School District Aid Anticipation CI (c)                           08/17/03     1.55      4,599,866
   1,200,000  City of Forks, WA GAN - Series 2002 (c)                           07/15/03     2.25      1,200,000
   5,500,000  County of Merrimack, NH TAN 2002                                  12/27/02     1.85      5,501,246            SP1
   1,080,000  Crivitz, WI School District TRAN (c)                              10/28/03     1.80      1,080,621
   1,000,000  Dublin City, OH School District BAN
              (School Facilities Construction and Improvement Note)             11/14/02     1.55      1,000,105    MIG-1
   2,300,000  Grove City, Franklin County, OH
              Street & Infrastructure Notes - Series 2002 (c)                   06/25/03     1.60      2,310,961
   2,750,000  Hortonville, WI School District TRAN (c)                          11/01/02     2.30      2,750,000
   4,500,000  Indiana Bond Bank Advance Funding Notes - Series 2002             01/22/03     1.65      4,505,977    MIG-1   SP1+
   1,500,000  Jefferson, WI School District (c)                                 09/10/03     1.55      1,501,264
   3,000,000  Kentucky Asset/Liability Commission General Fund TRAN
              - Series 2002A                                                    06/26/03     1.67      3,020,910    MIG-1   SP1+
   3,500,000  Kentucky Association of Counties
              Advance Revenue Cash Flow TRAN - Series 2002A                     06/30/03     1.68      3,529,986            SP1
   3,000,000  Lebanon City, OH School District BAN
              (School Facilities Construction & Improvement Note)               08/13/03     1.45      3,007,379    MIG-1
   3,000,000  Lorain City, OH School District GO TAN                            02/24/03     1.52      3,005,470    MIG-1   SP1
   3,000,000  Michigan Municipal Bond Authority RB - Series 2002C               08/22/03     1.40      3,020,243            SP1+
   2,900,000  Pewaukee, WI School District TAN (c)                              09/11/03     1.55      2,911,032
   1,200,000  Prescott, WI School District TRAN (c)                             08/22/03     1.55      1,200,757
   1,600,000  Sheboygan, WI School District TRAN (c)                            09/26/03     1.62      1,601,832

--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF NET ASSETS (CONTINUED)
OCTOBER 31, 2002

================================================================================

                                                                                                                      Ratings (a)
                                                                                                                   ----------------
    Face                                                                          Maturity              Value              Standard
   Amount                                                                           Date       Yield   (Note 1)    Moody's & Poor's
   ------                                                                           ----       -----    ------     ------- --------
Tax Exempt General Obligation Notes & Bonds (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$  2,000,000  State of Illinois Revenue Anticipation Certificates - Series 2002   04/15/03     1.35%   $ 2,014,751    MIG-1   SP1+
   5,000,000  State of Maine GO TAN                                               06/30/03     1.50      5,024,467    MIG-1   SP1+
   3,700,000  Tomah, WI Area School District TRAN (c)                             09/23/03     1.65      3,701,299
   1,000,000  Tomahawk, WI School District TAN (c)                                10/23/03     1.60      1,001,432
     900,000  Tomahawk, WI School District TAN (c)                                10/23/03     1.62        900,515
   1,700,000  Valders, WI Area School District TRAN (c)                           09/19/03     1.62      1,701,911
   1,550,000  Waterloo, WI School District TRAN (c)                               09/19/03     1.60      1,550,941
   4,500,000  West De Pere, WI School District TRAN (c)                           10/15/03     1.60      4,501,648
  15,000,000  Zanesville City, OH School District Improvement BAN                 03/13/03     1.55     15,021,482            SP1
------------                                                                                           -----------
  94,895,000  Total Tax Exempt General Obligation Notes & Bonds                                         95,115,435
------------                                                                                           -----------
Variable Rate Demand Instruments (d) (49.86%)
------------------------------------------------------------------------------------------------------------------------------------
$  1,000,000  Ashland, KY PCRB (Ashland Oil Inc. Project)
              LOC Suntrust Bank                                                   04/01/09     1.75%   $ 1,000,000   VMIG-1
   4,000,000  Burke County, GA Development Authority PCRB
              (Oglethorpe Power Corporation) - Series A
              Insured by FGIC                                                     01/01/19     1.80      4,000,000   VMIG-1   A1+
   7,000,000  Burke County, GA PCRB (Georgia Power Company Vogtle 2nd)            04/01/25     2.00      7,000,000   VMIG-1   A1
   3,400,000  Caddo Parish, LA
              Industrial Development Facilities Revenue (Atlas Project) - Series B
              LOC Deutsche Bank, A.G.                                             12/01/26     1.90      3,400,000   VMIG-1   A1+
     700,000  Carlton, WI PCRB (Wisconsin Power & Light Project)                  09/01/05     1.95        700,000     P1     A1+
   2,000,000  City of Manitowoc, WI MHRB (Great Lakes Training) - Series A        08/01/37     2.10      2,000,000   VMIG-1
   1,500,000  Collier County, FL HFA HRB (Cleveland Clinic Health Systems)        01/01/33     1.99      1,500,000   VMIG-1   A1
   2,600,000  Columbia, AL IDRB PCRB
              (Alabama Power Co. Project) - Series C                              10/01/22     2.15      2,600,000   VMIG-1   A1
   4,900,000  Columbia, MO Water & Electric RB
              LOC Toronto Dominion Bank                                           12/01/15     1.85      4,900,000   VMIG-1   A1+
     400,000  Dekalb County, GA Development Authority IDRB
              (Pet Inc. Project) (c)
              LOC BNP Paribas                                                     02/01/05     1.90        400,000
   4,200,000  Dekalb County, GA Housing Authority MHRB
              (Wood Hills Apartments)
              LOC Bank of Montreal                                                12/01/07     1.90      4,200,000            A1+


--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------




================================================================================

                                                                                                                     Ratings (a)
                                                                                                                 ----------------
    Face                                                                        Maturity              Value              Standard
   Amount                                                                         Date       Yield   (Note 1)    Moody's & Poor's
   ------                                                                         ----       -----    ------     ------- --------
Variable Rate Demand Instruments (d) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$  1,500,000  Delaware County, PA IDA (British Petroleum)                       10/01/19     1.95%   $ 1,500,000     P1      A1+
     900,000  Detroit, MI Water Supply System
              Insured by FGIC                                                   07/01/13     1.80        900,000   VMIG-1    A1+
     100,000  Fairfax,VA IDA (Fairfax Hospital Systems, Inc.)                   10/01/25     2.05        100,000   VMIG-1    A1+
   2,500,000  Florida Finance Authority
              Continuing Care Retirement Commission RB
              (Glenridge Capital Project) - Series 2002C
              LOC Bank of Scotland                                              06/01/12     1.95      2,500,000   VMIG-1
     300,000  Florida HFA (Multifamily 1983 Remarketing)
              Collaterized by Federal National Mortgage Association             12/01/05     1.85        300,000             A1+
   2,105,000  Franklin County, OH RB
              (The Villas at Saint Therese Project) - Series 1997F (c)
              LOC Fifth Third Bank                                              10/01/22     1.90      2,105,000
   7,200,000  Fulton County, GA Development Authority IRB
              (Siemens Energy Inc. Project)                                     12/15/14     1.91      7,200,000   VMIG-1
   1,000,000  Fulton County, GA Residential Care Facility
              (Lynbrook Square Foundation)
              LOC Dresdner Bank, A.G.                                           01/01/18     1.95      1,000,000             A1+
     400,000  Grapevine, TX IDC
              (Multiple Mode - American Airlines) - Series B1
              LOC Bayeriche Landesbank                                          12/01/24     2.00        400,000     P1
     400,000  Grapevine, TX IDC
              (Multiple Mode - American Airlines) - Series B4
              LOC Bayeriche Landesbank                                          12/01/24     2.00        400,000     P1
   1,000,000  Greensboro, NC Variable Public Improvement                        04/01/14     1.80      1,000,000   VMIG-1    A1+
   1,000,000  Gulf Coast Waste Disposal Authority
              (Exxon Corp. Baytown Chemical Plant)                              06/01/20     1.95      1,000,000   VMIG-1    A1+
  10,000,000  Harris County, TX IDC RB
              (Baytank Houston Inc.)
              LOC Rabobank Nederland                                            02/01/20     1.80     10,000,000             A1+
   7,000,000  Harris County, TX PCR (Exxon Project) - Series A                  03/01/24     1.90      7,000,000             A1+
   2,835,000  Henderson, NV Public Improvement
              (Multi Family Housing Pueblo I-A)
              LOC Credit Suisse First Boston                                    08/01/26     2.00      2,835,000             A1+
   3,450,000  IBM Tax Exempt Trust 2001 - Series A                              09/01/07     2.10      3,450,000             A1+



--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF NET ASSETS (CONTINUED)
OCTOBER 31, 2002

================================================================================

                                                                                                                     Ratings (a)
                                                                                                                 ----------------
    Face                                                                        Maturity              Value              Standard
   Amount                                                                         Date       Yield   (Note 1)    Moody's & Poor's
   ------                                                                         ----       -----    ------     ------- --------
Variable Rate Demand Instruments (d) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$  1,615,000  Idaho Health and Education Authority RB
              (Saint Lukes Regional Medical Center)
              LOC Bayerische Landesbank                                         05/01/22     1.95%   $ 1,615,000   VMIG-1
   3,400,000  Illinois Development Finance Authority RB
              (Glenwood School For Boys)
              LOC Harris Trust & Savings Bank                                   02/01/33     1.85      3,400,000             A1+
   4,700,000  Illinois Development Finance Authority
              (James Jordan Boys & Girls Club & Family Life Center Project) -
              Series 1995
              LOC American National Bank                                        08/01/30     1.90      4,700,000             A1+
   2,200,000  Illinois Development Finance Authority
              (Trinity International University)
              LOC Firstar Bank                                                  10/01/30     1.90      2,200,000             A1
     900,000  Indiana HFA RB (Access Designated Pg-B)
              LOC Comerica Bank                                                 01/01/16     1.85        900,000             A1
   2,405,000  Iowa Higher Education Loan Authority RB
              (Loras College Project)
              LOC Lasalle National Bank                                         11/01/30     1.95      2,405,000             A1+
   3,000,000  Jackson County, MI EDC (Thrifty Leoni) (c)
              LOC Bank One                                                      12/01/14     2.15      3,000,000
   1,000,000  Kansas City, MO IDA Hospital Revenue
              (Baptist Health Systems Project) - Series A
              LOC Bank Of America                                               08/01/18     1.95      1,000,000   VMIG-1
  11,364,478  Koch Floating Rate Trust
              Insured by AMBAC Indemnity Corp.                                  05/03/04     2.15     11,364,478             A1+
   4,800,000  Lubbock, TX Educational Facilities Authority
              (Lubbock Christian University)                                    05/01/29     1.95      4,800,000   VMIG-1
   1,000,000  Massachusetts State HEFA RB (Capital Asset Program) - Series C
              Insured by MBIA Insurance Corp.                                   07/01/10     1.95      1,000,000   VMIG-1    A1+
   4,715,000  Massachusetts State HEFA RB
              (Harvard University) - Series R                                   11/01/49     1.70      4,715,000   VMIG-1    A1+
   7,000,000  Massachusetts State HEFA RB
              (Harvard University) - Series BB                                  02/01/34     1.70      7,000,000   VMIG-1    A1+
   5,000,000  Mecklenburg County, NC RB - Series C                              02/01/17     1.83      5,000,000   VMIG-1    A1
   1,400,000  Michigan Strategic Fund PCRB
              (Consumers Power Co. Project) - Series A
              Insured by AMBAC Indemnity Corp.                                  06/15/10     1.95      1,400,000             A1+


--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------




================================================================================

                                                                                                                     Ratings (a)
                                                                                                                 ----------------
    Face                                                                        Maturity              Value              Standard
   Amount                                                                         Date       Yield   (Note 1)    Moody's & Poor's
   ------                                                                         ----       -----    ------     ------- --------
Variable Rate Demand Instruments (d) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$  2,100,000  Michigan Strategic Fund PCRB
              (Consumers Power Co. Project) - Series 88
              Insured by AMBAC Indemnity Corp.                                  04/15/18     2.00%   $ 2,100,000   VMIG-1
   3,950,000  Montgomery County, MD EDC RB
              (Brooke Grove Foundations, Inc. Facilities) - Series 1995
              LOC First National Bank of Maryland                               01/01/16     1.98      3,950,000             A1
   3,000,000  Municipal Electric Authority of Georgia
              (Project One Bonds) - Series 1994E
              Insured by FSA                                                    01/01/26     1.85      3,000,000   VMIG-1    A1+
   5,000,000  Munimae National TIC/TOC Trust
              Insured by MBIA Insurance Corp.                                   10/01/40     2.00      5,000,000             A1+
   1,545,000  Nashville, TN Metropolitan Airport Authority RB
              (American Airlines Project) - Series A
              LOC Credit Suisse First Boston                                    10/01/12     2.00      1,545,000             A1+
     600,000  New Jersey State Floating Rate Trust Receipts                     05/01/03     1.95        600,000   VMIG-1
   3,635,000  North Carolina HFA
              Municipal Trust Receipts - Series CMC4                            01/01/27     2.00      3,635,000   VMIG-1
   1,700,000  Oregon State GO - Series 73H
              LOC Bayeriche Landesbank                                          12/01/19     1.80      1,700,000   VMIG-1    A1+
   7,350,000  Phoenix, AZ IDA MHRB Refunding
              (Bell Square Apartments Project) - Series 1995
              LOC General Electric Capital Corporation                          06/01/25     1.95      7,350,000             A1+
   3,500,000  Phoenix, AZ IDA MHRB Refunding
              (Paradise Lake Apartments Project) - Series 1995
              LOC General Electric Capital Corporation                          07/01/25     1.95      3,500,000             A1+
   1,300,000  Port of Corpus Christi, TX
              (Reynolds Metals Co. Project)
              LOC Westdeutche Landesbank                                        09/01/14     1.90      1,300,000     P1      A1+
   1,500,000  Port Orange, FL (Palmer College) RB - Series 2002
              LOC Lasalle National Bank                                         10/01/32     1.84      1,500,000             A1+
     950,000  Richmond, VA Capital Region Airport
              (Richmond International Airport)
              Insured by AMBAC Indemnity Corp.                                  07/01/25     1.85        950,000   VMIG-1    A1+
   2,900,000  Salina, KS (Dillards Project) (c)
              LOC Bank of America                                               12/01/14     2.05      2,900,000





--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF NET ASSETS (CONTINUED)
OCTOBER 31, 2002

================================================================================

                                                                                                                     Ratings (a)
                                                                                                                 ----------------
    Face                                                                        Maturity              Value              Standard
   Amount                                                                         Date       Yield   (Note 1)    Moody's & Poor's
   ------                                                                         ----       -----    ------     ------- --------
Variable Rate Demand Instruments (d) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$  1,150,000  Salt Lake County, UT PCR
              (Service Station Holdings - British Petroleum)                    02/01/08     2.00%   $ 1,150,000     P1      A1+
   5,100,000  San Juan, CA M-S-R Public Power Agency
              (San Juan Project) - Series 1997D
              Insured by MBIA Insurance Corp.                                   07/01/18     1.85      5,100,000   VMIG-1    A1+
   2,130,000  Sarpy County, NE PCRB
              (Allied Signal, Inc. Project) - Series 1995                       07/01/13     2.00      2,130,000             A1
   6,400,000  Sheboygan, WI PCRB (Wisconsin Power & Light Co.) (c)              08/01/14     1.90      6,400,000
     400,000  Southeast Georgia Health System
              (Glynn-Brunswick Memorial Hospital)
              Insured by MBIA Insurance Corp.                                   08/01/16     1.80        400,000   VMIG-1    A1+
   2,800,000  State of Oregon (Eagle Picher Industries)
              LOC ABN AMRO Bank, N.A.                                           12/01/04     1.90      2,800,000     P1      A1+
   2,175,000  St. Cloud, MN Commercial Development (Kelly Inns Project) (c)
              LOC First Bank of South Dakota                                    04/01/13     1.95      2,175,000
     555,000  Suffolk, VA Redevelopment And Housing Authority
              (Oak Spring Apartments. LLC)
              Guaranteed by Federal Home Loan Mortgage Corp.                    12/01/19     1.85        555,000   VMIG-1
   2,175,000  Tulsa, OK IDA (Indiana Health Care Project) (c)
              LOC Bank One                                                      06/01/14     2.00      2,175,000
   6,900,000  University of North Carolina at Chapel Hill RB
              - Series 2001C                                                    12/01/25     1.70      6,900,000   VMIG-1    A1+
   4,700,000  University Of Southern Indiana
              LOC Bank One                                                      10/01/19     1.90      4,700,000   VMIG-1    A1
   1,700,000  Utah State Highway - Series 1999C                                 07/01/16     1.80      1,700,000   VMIG-1    A1+
   3,000,000  Vancouver, WA Housing Authority
              (Village Park Apartments)
              LOC US Bank, N.A.                                                 11/02/05     1.90      3,000,000             A1
     925,000  Virginia College Building Authority
              (University of Richmond Project)                                  11/01/26     1.86        925,000   VMIG-1
   1,700,000  Washington State Public Power Supply
              (Nuclear Project #1) - Series 1993A
              LOC Bank of America                                               07/01/17     1.90      1,700,000   VMIG-1    A1+
------------                                                                                         -----------
 208,729,478  Total Variable Rate Demand Instruments                                                 208,729,478
------------                                                                                         -----------




--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------




================================================================================

                                                                                                                     Ratings (a)
                                                                                                                 ----------------
    Face                                                                        Maturity              Value              Standard
   Amount                                                                         Date       Yield   (Note 1)    Moody's & Poor's
   ------                                                                         ----       -----    ------     ------- --------
Variable Rate Demand Instruments - Participation Notes (d)(0.92%)
------------------------------------------------------------------------------------------------------------------------------------
$    195,000  Hebron, TX HFDC HFDRB
              (Carrollton Professional Plaza Project) - Series 1983
              LOC PNC Bank, N.A.                                                07/01/03     6.90%   $   195,000   P1      A1
      70,000  Isabella, MI EDC IDRB
              (The Delafield Company Project) - Series 1983
              LOC Chase Manhattan Bank, N.A.                                    08/01/03     2.61         70,000   P1      A1+
   3,460,000  Parish of Lafayette, LA IDRB
              (Petroleum Tower of Lafayette Project) - Series 1983
              LOC Chase Manhattan Bank, N.A.                                    05/01/13     2.53      3,460,000   P1      A1+
     111,201  The Woodlands Fire Dept., Inc., TX Tax Exempt Loan
              LOC Chase Manhattan Bank, N.A.                                    06/30/06     2.61        111,201   P1      A1+
------------                                                                                         -----------
   3,836,201  Total Variable Rate Demand Instruments - Participation Notes                             3,836,201
------------                                                                                         -----------
Variable Rate Demand Instruments - Private Placements (d) (7.62%)
------------------------------------------------------------------------------------------------------------------------------------
$    300,000  Algona, WA EDC IRB (Tharco Project)
              LOC Wells Fargo Bank, N.A.                                        08/01/05     2.90%   $   300,000   P1      A1+
   2,634,000  Anaheim, CA (West Anaheim Convalescent Home)
              LOC Union Bank of California                                      12/01/15     2.85      2,634,000   P1      A2
   3,844,000  Anaheim, CA HA MHRB
              (West Anaheim Royale Project) - Series 1985C
              LOC Union Bank of California                                      12/01/15     2.85      3,844,000   P1      A2
     300,000  City & County of Denver, CO IDRB
              (Tharco Containers Colorado, Inc. Project) - Series 1984
              LOC Wells Fargo Bank, N.A.                                        12/15/04     2.90        300,000   P1      A1+
   3,823,000  Culver City, CA RDRB
              (Culver City Royale Project) - Series 1985
              LOC Union Bank of California                                      12/01/15     2.85      3,823,000   P1      A2
   1,990,405  Franklin County, OH EDRB
              (Norwich Limited Partnership Project) - Series 1985
              LOC Huntington National Bank                                      10/01/05     3.23      1,990,405   P1      A1
   1,500,000  Harford County, MD EDRB
              (Harrigan Roller Company, Inc. Project) - Series 1984
              LOC Dresdner Bank, AG                                             12/28/14     2.85      1,500,000   P1      A1+
   4,475,000  Howard County, MD RB
              (The Bluffs & Hawthorne Apartment Facility) - Series 1995
              LOC First National Bank of Maryland                               12/01/20     1.93      4,475,000   P1      A2



--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF NET ASSETS (CONTINUED)
OCTOBER 31, 2002

================================================================================

                                                                                                                     Ratings (a)
                                                                                                                 ----------------
    Face                                                                        Maturity              Value              Standard
   Amount                                                                         Date       Yield   (Note 1)    Moody's & Poor's
   ------                                                                         ----       -----    ------     ------- --------
Variable Rate Demand Instruments - Private Placements (d) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$    514,000  King County, WA EECRB
              (Arensberg Investments Project) - Series 1984
              LOC Bank of America                                               01/01/05     3.09%   $   514,000   P1      A1+
   2,360,000  Oroville, CA IDRB
              (The Lynn Partnership Nursing Home Project) - Series 1985A
              LOC Bank of America                                               04/01/15     3.09      2,360,000   P1      A1+
   1,600,000  Seattle, WA IDC RB
              (Computer Slides Company Project) - Series 1985
              LOC Bank of America                                               06/01/05     3.09      1,600,000   P1      A1+
     815,000  Troy, NY IDA IDRB
              (Troy Mall Associates Project) - Series 1985A
              LOC Key Bank, N.A.                                                07/01/15     2.85        815,000   P1      A1
   2,332,900  West Jordan, UT IDRB
              (The Lynn Partnership Nursing Home Project) - Series 1985
              LOC Bank of America                                               07/01/15     3.09      2,332,900   P1      A1+
   2,000,000  Wood Dale, IL IDRB
              (Bohler Bros. of America, Inc. Project) - Series 1985
              LOC Creditanstalt-Bankverein                                      06/01/10     2.85      2,000,000   P1      A1+
   3,390,000  York County IDA RB
              (York Outlet Mall Limited Partnership Project) - Series 1987
              LOC York Bank and Trust                                           12/01/14     1.90      3,390,000   P1      A2
------------                                                                                        ------------
  31,878,305  Total Variable Rate Demand Instruments - Private Placements                             31,878,305
------------                                                                                        ------------
              Total Investments (100.01%) (Cost $418,639,419+)                                       418,639,419
              Liabilities in Excess of Cash and Other Assets (-0.01%)                               (     24,338)
                                                                                                    ------------
              Net Assets (100.00%)                                                                  $418,615,081
                                                                                                    ============
              Net Asset Value, Offering and Redemption Price Per Share:
              Class A Shares,                             128,768,920  Share Outstanding (Note 3)   $       1.00
                                                                                                    ============
              Class B Shares,                             262,433,510  Share Outstanding (Note 3)   $       1.00
                                                                                                    ============
              Thornburg Shares,                             8,280,816  Share Outstanding (Note 3)   $       1.00
                                                                                                    ============
              First Southwest Tax Free Income Fund Shares,  19,327,097 Share Outstanding (Note 3)   $       1.00
                                                                                                    ============

              +    Aggregate cost for federal income tax purposes is identical.



--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------





================================================================================
FOOTNOTES:

(a) Unless the variable rate demand instruments are assigned their own ratings, the ratings are those of the holding company of the bank whose letter of credit guarantees the issue or the insurance company who insures the issue. All letters of credit and insurance are irrevocable and direct pay covering both principal and interest. Ratings are unaudited.

     In addition, certain issuers may have either a line of credit, a liquidity facility, a standby purchase agreement or some other financing mechanism to ensure the remarketing of the securities. This is not a guarantee and does not serve to insure or collateralize the issue.

(b)  The maturity date indicated for the put bonds is the next put date.

(c) Securities that are not rated which the Fund's Board of Directors has determined to be of comparable quality to the rated securities in which the Fund invests.

(d) Securities payable on demand at par including accrued interest (usually with seven days notice) and unconditionally secured as to principal and interest by a bank letter of credit. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown is the rate in effect at the date of this statement.



KEY:
    BAN      =   Bond Anticipation Note                         IDA      =   Industrial Development Authority
    CI       =   Certificate of Indebtness                      IDC      =   Industrial Development Corporation
    COPS     =   Certificates of Participation                  IDRB     =   Industrial Development Revenue Bond
    EDC      =   Economic Development Corporation               IRB      =   Industrial Revenue Bond
    EDRB     =   Economic Development Revenue Bond              LOC      =   Letter of Credit
    EECRB    =   Economic Enterprise Corporation Revenue Bond   MHRB     =   Multifamily Housing Revenue Bond
    FGIC     =   Financial Guaranty Insurance Company           PCR      =   Pollution Control Revenue
    FSA      =   Financial Security Assurance                   PCRB     =   Pollution Control Revenue Bond
    GAN      =   Grant Anticipation Note                        RB       =   Revenue Bond
    GO       =   General Obligation                             RDRB     =   Residential Development Revenue Bond
    HEFA     =   Health & Education Facilities Authority        TAN      =   Tax Anticipation Note
    HFA      =   Housing Finance Authority                      TIC      =   Trust Inverse Certificate
    HFDC     =   Health Facilities Development Corporation      TOC      =   Tender Option Certificate
    HFDRB    =   Health Facilities Development Revenue Bond     TRAN     =   Tax and Revenue Anticipation Note
    HRB      =   Hospital Revenue Bond





--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF OPERATIONS
YEAR ENDED OCTOBER 31, 2002

================================================================================



INVESTMENT INCOME
Income:

    Interest................................................................................  $     8,083,381
                                                                                               --------------
Expenses: (Note 2)

    Investment management fee...............................................................        1,538,575

    Administration fee......................................................................          994,156

    Distribution fee (First Southwest Tax Free Income Fund shares)..........................           14,551

    Shareholder servicing fee (Class A).....................................................          331,142

    Shareholder servicing fee (Thornburg shares)............................................           12,587

    Shareholder servicing fee (First Southwest Tax Free Income Fund shares).................           14,551

    Custodian expenses......................................................................           19,154

    Shareholder servicing and related shareholder expenses+.................................          352,381

    Legal, compliance and filing fees.......................................................          160,365

    Audit and accounting....................................................................          114,555

    Directors' fees.........................................................................           35,176

    Miscellaneous...........................................................................            8,160
                                                                                               --------------
      Total expenses........................................................................        3,595,353
      Less:

           Fees waived......................................................................  (         4,656)

           Expense paid indirectly (Note 2).................................................  (        16,878)
                                                                                               --------------

      Net expenses..........................................................................        3,573,819
                                                                                               --------------
Net investment income.......................................................................        4,509,562


REALIZED GAIN (LOSS) ON INVESTMENTS

Net realized gain (loss) on investments.....................................................  (         2,139)
                                                                                               --------------

Increase in net assets from operations......................................................  $     4,507,423
                                                                                               ==============


+ Includes class specific transfer agency expenses of $147,212, $165,048, $5,596 and $0 for Class A, Class B, Thornburg shares and First Southwest Tax Free Income Fund shares, respectively.



--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

DAILY TAX FREE INCOME FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS
YEARS ENDED OCTOBER 31, 2002 AND 2001

================================================================================




                                                                          2002                       2001
                                                                     ---------------           ---------------

INCREASE (DECREASE) IN NET ASSETS

Operations:
    Net investment income.........................................  $      4,509,562          $     16,173,888
    Net realized gain (loss) on investments.......................  (          2,139)         (             67)
                                                                     ---------------           ---------------
    Increase in net assets from operations........................         4,507,423                16,173,821

Dividends to shareholders from net investment income:
    Class A.......................................................  (        969,227)*        (      4,513,354)*
    Class B.......................................................  (      3,467,330)*        (     11,529,891)*
    Thornburg shares..............................................  (         36,171)*        (        130,643)*
    First Southwest Tax Free Income Fund shares...................  (         36,834)*                     -0-

Capital share transactions (Note 3):
    Class A.......................................................  (     18,080,514)         (     30,415,705)
    Class B.......................................................  (    143,720,759)         (     25,686,152)
    Thornburg shares..............................................         4,239,914                 2,098,954
    First Southwest Tax Free Income Fund shares...................        19,327,097                       -0-
                                                                     ---------------           ---------------
        Total increase (decrease).................................  (    138,236,401)         (     54,002,970)

Net assets:
    Beginning of year.............................................       556,851,482               610,854,452
                                                                     ---------------           ---------------
    End of year...................................................  $    418,615,081          $    556,851,482
                                                                     ===============           ===============

*    Designated as exempt-interest dividends for federal income tax purposes.





--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

DAILY TAX FREE INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS

================================================================================
1. Summary of Accounting Policies.

Daily Tax Free Income Fund, Inc. is a no-load, diversified, open-end management investment company registered under the Investment Company Act of 1940. The Fund is a short term, tax exempt money market fund. The Fund has four classes of stock authorized, Class A, Class B, Thornburg shares and First Southwest Tax Free Income Fund share class. The Class A shares, Thornburg shares and First Southwest Tax Free Income Fund shares are subject to a service fee pursuant to the Distribution and Service Plan. The First Southwest Tax Free Income Fund shares are subject to an additional shareholder servicing fee pursuant to a Shareholder Servicing Agreement. The Class B shares are not subject to a service fee. Additionally, the Fund may allocate among its classes certain expenses to the extent allowable to specific classes, including transfer agent fees, government registration fees, certain printing and postage costs, and administrative and legal expenses. Class specific expenses of the Fund were limited to distribution fees, servicing fees and transfer agent expenses. In all other respects, the Class A, Class B, Thornburg shares and First Southwest Tax Free Income Fund shares represent the same interest in the income and assets of the Fund. Distribution of Class B shares commenced November 23, 1992. Thornburg shares commenced on February 8, 2000. First Southwest Tax Free Income Fund shares commenced on August 5, 2002. The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America for investment companies as follows:

     a) Valuation of Securities -
     Investments are valued at amortized cost. Under this valuation method, a portfolio instrument is valued at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument. The maturity of variable rate demand instruments is deemed to be the longer of the period required before the Fund is entitled to receive payment of the principal amount or the period remaining until the next interest rate adjustment.

     b) Federal Income Taxes -
     It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its tax exempt and taxable income to its shareholders. Therefore, no provision for federal income tax is required.

     c) Dividends and Distributions -
     Dividends from investment income (excluding capital gains and losses, if any, and amortization of market discount) are declared daily and paid monthly. Distributions of net capital gains, if any, realized on sales of investments are made after the close of the Fund's fiscal year, as declared by the Fund's Board of Directors.

     d) Use of Estimates -
     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================
1. Summary of Accounting Policies. (Continued)

     e) General -
     Securities transactions are recorded on a trade date basis. Interest income, including accretion of discount and amortization of premiums, is accrued as earned. Realized gains and losses from securities transactions are recorded on the identified cost basis.

2. Investment Management Fees and Other Transactions with Affiliates.

Under the Investment Management Contract, the Fund pays an investment management fee to Reich & Tang Asset Management LLC (Manager) at the annual rate of .325% of the Fund's average daily net assets up to $750 million plus .30% of such assets in excess of $750 million.

Pursuant  to an  Administrative  Services
Agreement, the Fund pays to the Manager an annual fee of .21% of the Fund's average daily net assets up to $1.25 billion, plus .20% of such assets in excess of $1.25 billion but not in excess of $1.5 billion, plus .19% of such assets in excess of $1.5 billion.

Pursuant to a Distribution and Service Plan adopted under Securities and Exchange Commission Rule 12b-1, the Fund and Reich & Tang Distributors, Inc. (the Distributor) entered into a Distribution Agreement and a Shareholder Servicing Agreement, with respect to the Class A, the Thornburg shares and the First Southwest Tax Free Income Fund shares of the Fund. For its services under the Shareholder Servicing Agreement, the Distributor receives from the Fund, a service fee equal to .25% of the Fund's average daily net assets with respect only to the Class A, the Thornburg shares and the First Southwest Tax Free Income Fund shares. In addition, the Distributor receives .25% per annum in distribution fees of the First Southwest Tax Free Income Fund share's average daily net assets. There were no additional expenses borne by the Fund pursuant to the Distribution and Service Plan.

During the year ended October 31, 2002, the Distributor voluntarily waived distribution fees of $4,656 for the First Southwest Tax Free Income Fund shares.

Fees are paid to Directors who are unaffiliated with the Manager on the basis of $6,000 per annum plus $750 per meeting attended.

Included in the Statement of Operations under the caption "Shareholder servicing and related shareholder expenses" are fees of $233,956 paid to Reich & Tang Services, Inc., an affiliate of the Manager as shareholder servicing agent for the Fund. Also, included under the same caption are expense offsets of $8,652.

Included in the Statement of Operations under the caption "Custodian Expenses" are expense offsets of $8,226.





--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

DAILY TAX FREE INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

================================================================================
3. Capital Stock.

At October 31, 2002, 20,000,000,000 shares of $.001 par value stock were authorized and capital paid in amounted to $418,643,230. Transactions in capital stock, all at $1.00 per share, were as follows:

                                                     Year                                Year
                                                     Ended                               Ended
CLASS A                                        October 31, 2002                    October 31, 2001
-------                                        ----------------                    ----------------
Sold                                               419,193,692                         709,107,790
Issued on reinvestment of dividends.......             818,860                           3,692,807
Redeemed..................................      (  438,093,066)                     (  743,216,302)
                                                 -------------                       -------------
Net increase (decrease)...................      (   18,080,514)                     (   30,415,705)
                                                 =============                       =============

Class B
-------
Sold......................................       1,177,476,996                       1,827,842,065
Issued on reinvestment of dividends.......           2,915,060                          11,645,272
Redeemed..................................      (1,324,112,815)                     (1,865,173,489)
                                                 -------------                       -------------
Net increase (decrease)...................      (  143,720,759)                     (   25,686,152)
                                                 =============                       =============

Thornburg Shares
----------------
Sold......................................          17,473,589                         104,994,005
Issued on reinvestment of dividends.......              36,427                             130,533
Redeemed..................................      (   13,270,102)                     (  103,025,584)
                                                 -------------                       -------------
Net increase (decrease)...................           4,239,914                           2,098,954
                                                 =============                       =============

                                                                August 5, 2002
                                                         (Commencement of Offering) to
                                                               October 31, 2002
                                                               ----------------
First Southwest Tax Free Income Fund Shares
Sold........................................................        47,705,719
Issued on reinvestment of dividends.........................            37,207
Redeemed....................................................   (    28,415,829)
                                                                --------------
Net increase (decrease).....................................        19,327,097
                                                                ==============

4. Tax Information.

Accumulated undistributed realized losses at October 31, 2002 amounted to $28,149. Such losses represent tax basis net capital losses which may be carried forward to offset capital gains. Such losses expire in varying amount through October 31, 2010.

At October 31, 2002, the Fund had undistributed tax exempt income of $167,088 for income tax purposes included in dividends payable.



--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================
5. Financial Highlights.

                                                                     Year Ended October 31,
                                                   ----------------------------------------------------------
CLASS A                                              2002         2001        2000        1999         1998
-------                                            --------     --------    --------    --------     --------
Per Share Operating Performance:
(for a share outstanding throughout the year)
Net asset value, beginning of year.....            $  1.00      $  1.00     $  1.00     $  1.00      $  1.00
                                                   --------     --------    --------    --------     --------
Income from investment operations:
   Net investment income...............               0.007        0.025       0.031       0.024        0.029
Less distributions:
   Dividends from net investment income            (  0.007)    (  0.025)   (  0.031)   (  0.024)    (  0.029)
                                                   --------     --------    --------    --------     --------
Net asset value, end of year...........            $  1.00      $  1.00     $  1.00     $  1.00      $  1.00
                                                   ========     ========    ========    ========     ========
Total Return...........................               0.73%        2.58%       3.17%       2.42%        2.92%
Ratios/Supplemental Data
Net assets, end of year (000)..........            $128,709     $146,799    $177,209    $323,100     $363,295
Ratios to average net assets:
   Expenses (a)........................               0.97%        0.92%       0.99%       0.98%        0.94%
   Net investment income...............               0.73%        2.60%       3.05%       2.39%        2.89%
   Expenses paid indirectly............               0.00%        0.00%       0.00%       0.00%        0.00%

                                                                     Year Ended October 31,
                                                   ----------------------------------------------------------
CLASS B                                              2002         2001        2000        1999         1998
-------                                            --------     --------    --------    --------     --------
Per Share Operating Performance:
(for a share outstanding throughout the year)
Net asset value, beginning of year.....            $  1.00      $  1.00     $  1.00     $  1.00      $  1.00
                                                   --------     --------    --------    --------     --------
Income from investment operations:
   Net investment income...............               0.010        0.028       0.035       0.027        0.032
Less distributions:
   Dividends from net investment income            (  0.010)    (  0.028)   (  0.035)   (  0.027)    (  0.032)
                                                   --------     --------    --------    --------     --------
Net asset value, end of year...........            $  1.00      $  1.00     $  1.00     $  1.00      $  1.00
                                                   ========     ========    ========    ========     ========
Total Return...........................               1.05%        2.85%       3.52%       2.74%        3.21%
Ratios/Supplemental Data
Net assets, end of year (000)..........            $262,311     $406,013    $431,704    $291,708     $230,446
Ratios to average net assets:
   Expenses (a)........................               0.66%        0.65%       0.65%       0.67%        0.67%
   Net investment income...............               1.05%        2.86%       3.50%       2.71%        3.15%
   Expenses paid indirectly............               0.00%        0.00%       0.00%       0.00%        0.00%

(a) Includes expenses paid indirectly.



--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

DAILY TAX FREE INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

================================================================================
5. Financial Highlights. (Continued)

Thornburg Shares                                   Year Ended October 31,                  February 8, 2000
----------------                               -----------------------------          (Commencement of Offering) to
                                                 2002                 2001                 October 31, 2000
                                               --------             --------               ----------------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period           $ 1.00               $ 1.00                     $ 1.00
                                               --------             --------                   --------
   Income from investment operations:
   Net investment income............             0.007                0.025                      0.024
   Less distributions:
   Dividends from net investment income        ( 0.007)             ( 0.025)                   ( 0.024)
                                               --------             --------                   --------
Net asset value, end of period......           $ 1.00               $  1.00                    $ 1.00
                                               ========             ========                   ========
Total Return........................             0.73%                2.58%                      2.43%(a)
Ratios/Supplemental Data
Net assets, end of period (000).....           $  8,277             $  4,039                   $  1,941
Ratios to average net assets:
   Expenses (b).....................             0.97%                0.92%                      0.99%(c)
   Net investment income............             0.73%                2.60%                      3.05%(c)
   Expenses paid indirectly.........             0.00%                0.00%                      0.00%(c)

                                                                                           August 5, 2002
                                                                                      (Commencement of Offering) to
First Southwest Tax Free Income Fund Shares                                                October 31, 2002
-------------------------------------------                                                ----------------

Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period........................                                   $ 1.00
                                                                                               --------
   Income from investment operations:
   Net investment income....................................                                     0.002
   Less distributions:
   Dividends from net investment income.....................                                   ( 0.002)
                                                                                               --------
Net asset value, end of period..............................                                   $ 1.00
                                                                                               ========
Total Return................................................                                     0.15%(a)
Ratios/Supplemental Data
Net assets, end of period (000).............................                                   $ 19,318
Ratios to average net assets:
   Expenses (b).............................................                                     1.03%(c)
   Net investment income....................................                                     0.63%(c)
   Distribution fees waived.................................                                     0.08%(c)
   Expenses paid indirectly.................................                                     0.00%(c)

(a) Not Annualized
(b) Includes expenses paid indirectly
(c) Annualized



--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

DAILY TAX FREE INCOME FUND, INC.
REPORT OF INDEPENDENT ACCOUNTANTS

================================================================================

To The Board of Directors and Shareholders
Daily Tax Free Income Fund, Inc.



In our opinion, the accompanying statement of net assets, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Daily Tax Free Income Fund, Inc. (the "Fund") at October 31, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2002 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion. The financial highlights for the year ended October 31, 1998, were audited by other independent accountants whose report dated December 4, 1998 expressed an unqualified opinion on those statements.







PricewaterhouseCoopers LLP
New York, NY
December 6, 2002










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

--------------------------------------------------------------------------------

DAILY TAX FREE INCOME FUND, INC.
ADDITIONAL INFORMATION
(UNAUDITED)
================================================================================

                                                  Directors and Officers Information
                                                          October 31, 2002+
-------------------- ---------------- -----------------  --------------------------------------------- ---------------------
                       Position(s)       Term of        Principal Occupation(s)  Number of Portfolios        Other
  Name, Address1,       Held with        Office             During Past            in Fund Complex       Directorships
      and Age             Fund        and Length of           5 Years           Overseen by Director        held by
                                       Time Served                                  or Officer              Director
-------------------- ---------------- ----------------- ---------------------------------------------- ---------------------
Disinterested Directors:
-------------------- ---------------- ----------------- ---------------------------------------------- ---------------------
Dr. W. Giles Melon,     Director         1982           Professor Emeritus of     Director/Trustee of          N/A
Age 71                                                  Business Administration   eleven other
                                                        in the Graduate School    portfolios
                                                        of Management, Rutgers
                                                        University with which he
                                                        has been associated with
                                                        since 1966.
-------------------- ---------------- ----------------- ---------------------------------------------- ---------------------
Robert Straniere,       Director         1983           Owner, Straniere Law      Director/Trustee of     WPG Funds Group
Esq.,                                                   Firm since 1980 and       eleven other
Age 61                                                  counsel at Fisher,        portfolios
                                                        Fisher & Berger since
                                                        1995.
-------------------- ---------------- ----------------- ---------------------------------------------- ---------------------
Dr. Yung Wong,          Director         1982           Managing Director of      Director/Trustee of          N/A
Age 63                                                  Abacus Associates, an     eleven other
                                                        investment firm, since    portfolios
                                                        1996.
-------------------- ---------------- ----------------- ---------------------------------------------- ---------------------

+ The Statement of Additional Information includes additional information about Daily Tax Free Income Fund, Inc. (the "Fund") directors and is available, without charge, upon request by calling the Fund's transfer agent at (212) 830-5200.

1 The address for each of the above directors/officers of the Fund is Reich & Tang Asset Management, LLC, 600 Fifth Avenue, New York, NY 10020.








--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================

                                          Directors and Officers Information
                                           October 31, 2002+ (Continued)
-------------------- ------------- ------------------ --------------------------- -------------------------- ---------------
                     Position(s)   Term of Office     Principal Occupation(s)     Number of Portfolios in        Other
  Name, Address1,     Held with     and Length of            During Past                 Fund Complex        Directorships
      and Age            Fund        Time Served               5 Years             Overseen by Director or      held by
                                                                                           Officer              Director
-------------------- ------------- ------------------ --------------------------- -------------------------- ---------------
Interested Directors/Officers:
-------------------- ------------- ------------------ --------------------------- -------------------------- ---------------
Steven W. Duff,      President and        1994        Manager and President of      Director/Trustee             N/A
Age 49               Director2                        Reich & Tang Asset            and/or Officer of
                                                      Management, LLC ("RTAM,       sixteen other
                                                      LLC"), a registered           portfolios
                                                      Investment Advisor.
                                                      Associated with RTAM, LLC
                                                      since 1994.
-------------------- ------------- ------------------ --------------------------- -------------------------- ---------------
Richard DeSanctis,   Treasurer and        1992        Executive Vice President,     Officer of sixteen           N/A
Age 46               Assistant                        CFO and Treasurer of RTAM,    other portfolios
                     Secretary                        LLC.  Associated with RTAM,
                                                      LLC since 1990.
-------------------- ------------- ------------------ --------------------------- -------------------------- ---------------
Dawn Fischer,        Vice President       1985        Managing Director of          Officer of one               N/A
Age 55                                                Thornburg Investment          portfolio
                                                      Management, Inc. with which
                                                      she has been associated
                                                      with since 1982.
-------------------- ------------- ------------------ --------------------------- -------------------------- ---------------
Molly Flewharty,     Vice President       1983        Senior Vice President of      Officer of sixteen           N/A
Age 51                                                RTAM, LLC. Associated with    other portfolios
                                                      RTAM, LLC since 1977.
-------------------- ------------- ------------------ --------------------------- -------------------------- ---------------
Rosanne Holtzer,     Secretary and        1998        Senior Vice President of      Officer of sixteen           N/A
Age 38               Assistant                        RTAM, LLC.  Associated with   other portfolios
                     Treasurer                        RTAM, LLC since 1986.
-------------------- ------------- ------------------ --------------------------- -------------------------- ---------------
Lesley M. Jones,     Vice President       1982        Senior Vice President of      Officer of ten other         N/A
Age 54                                                RTAM, LLC. Associated with    portfolios
                                                      RTAM, LLC since 1973.
-------------------- ------------- ------------------ --------------------------- -------------------------- ---------------
Dana E. Messina,     Vice President       1982        Executive Vice President of   Officer of thirteen          N/A
Age 46                                                RTAM, LLC.  Associated with   other portfolios
                                                      RTAM, LLC since 1980.
-------------------- ------------- ------------------ --------------------------- -------------------------- ---------------

1 The address for each of the above directors/officers of the Fund is Reich & Tang Asset Management, LLC, 600 Fifth Avenue, New York, NY 10020.

2 Steven W. Duff is deemed an interested person of the Fund due to his affiliation with RTAM, LLC, the Fund's investment advisor.

+ The Statement of Additional Information includes additional information about Daily Tax Free Income Fund, Inc. (the "Fund") directors and is available, without charge, upon request by calling the Fund's transfer agent at (212) 830-5200.



--------------------------------------------------------------------------------

--------------------------------------------------------------------------------









------------------------------------------------------
This report is submitted for the general  information
of  the   shareholders   of  the  Fund.   It  is  not
authorized for distribution to prospective  investors
in the Fund  unless  preceded  or  accompanied  by an
effective  prospectus,   which  includes  information
regarding   the  Funds   objectives   and  policies,
experience  of  its  management,   marketability   of
shares, and other information.
------------------------------------------------------

Daily Tax Free Income Fund, Inc.
     600 Fifth Avenue
     New York, New York 10020


Manager
     Reich & Tang Asset Management, LLC
     600 Fifth Avenue
     New York, New York 10020


Custodian
     The Bank of New York
     100 Church Street, 10th Floor
     New York, New York 10286


Transfer Agent &
 Dividend Disbursing Agent
     Reich & Tang Services, Inc.
     600 Fifth Avenue
     New York, NY 10020







DTF1002A

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------












DAILY
TAX FREE
INCOME
FUND, INC.















                                  Annual Report
                                October 31, 2002